Cover	Oct. 27, 2021
Cover [Abstract]
Entity Registrant Name	PANAMERA HOLDINGS CORPORATION
Entity Central Index Key	0001620749
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Emerging Growth Company	true
Document Period End Date	Oct. 27, 2021
Entity Ex Transition Period	false
Entity File Number	000-55569
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5707326
Entity Address Address Line 1	4180 Orchard Hill Drive
Entity Address City Or Town	Edmond
Entity Address State Or Province	OK
Entity Address Postal Zip Code	73025
City Area Code	405
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	413-5735